SUPPLEMENT DATED JUNE 29, 2022 TO THE CURRENT
SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco Global Focus Fund
(the “Fund”)
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information (SAI) of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and SAI and retain it for future reference.
Effective July 5, 2022:
The following information replaces in its entirety the information in the table appearing under the heading “Management of the Fund” in the prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Randall Dishmon	Portfolio Manager	2019 (predecessor fund 2007)

John Delano, CFA	Portfolio Manager	2022

Effective June 1, 2023, Mr. Dishmon will no longer serve as a portfolio manager of the Fund.
The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
▪
Randall Dishmon, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Dishmon managed the predecessor fund since 2007 and was associated with OppenheimerFunds, a global asset management firm, since 2001.
▪
John Delano, CFA, Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2019. From 2007 to 2019, Mr. Delano was associated with OppenheimerFunds, a global asset management firm.
Effective June 1, 2023, Mr. Dishmon will no longer serve as a portfolio manager of the Fund.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
Effective June 1, 2023, all references to Mr. Dishmon in the prospectuses and SAI are removed.
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